ACQUISITIONS	12 Months Ended
Dec. 31, 2018
ACQUISITIONS
ACQUISITIONS

4.    ACQUISITIONS

(1)   Acquisition of Fu Dong Group in 2018

On January 31, 2018, the Group acquired 100% of the shares of Fu Dong and its 90% owned subsidiary Xin Hui Tong (collectively, the 'Fu Dong Group'). The operation results of Fu Dong Group have been included in the consolidated financial statements since the acquisition date. Fu Dong Group mainly engages in providing securities advisory services through its subsidiary Xin Hui Tong, in which it holds 90% of the equity interest. Xin Hui Tong holds the securities advisory license issued by China Securities Regulatory Commission. A cash consideration of RMB 75 million has been transferred to acquire the business. The following table summarizes the consideration paid for Fu Dong Group and the estimated aggregate fair values of the assets acquired and liabilities assumed as of the date of acquisition.

Consideration
Cash	75,000

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	2,768
Intangible asset	84,405
Equipment and leasehold improvements	3
Other assets	18
Income tax payable	(21)
Deferred tax liability	(21,101)
Other liabilities	(3,460)
Total identifiable net assets acquired	62,612
Goodwill	21,101
Non-controlling interests	(8,713)
Total	75,000

The Group has completed valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed, resulting from which the amount of goodwill was determined and recognized as of the acquisition date. The acquired intangible asset includes a securities advisory license of RMB 84 million (indefinite-lived intangible asset). As a result of the acquisition, the Group expected to complement its existing businesses and achieve synergies. The goodwill arising from the acquisition is primarily attributable to the synergies and economy of scale, and is not amortizable for income tax purposes.

(2)   Acquisition of OTS Group in 2018

On December 4, 2018, the Group acquired 100% of the shares of OTS Cayman and its subsidiary (collectively, the 'OTS Group'). The operation results of OTS Group have been included in the consolidated financial statements since the acquisition date. OTS Group mainly engages in providing asset management services through its wholly-owned subsidiary, OTS HK, a Type 4 (Advising on Securities) and Type 9 (Asset Management) licensed entity incorporated in Hong Kong. A cash consideration of RMB 6.8 million has been transferred to acquire the business. The following table summarizes the consideration paid for OTS Group and the estimated aggregate fair values of the assets acquired and liabilities assumed as of the date of acquisition.

Consideration
Cash	6,834

Recognized amounts of identifiable assets acquired
and liabilities assumed
Cash	214
Accounts receivable	122
Equipment and leasehold improvements	27
Other assets	20
Accounts payable	(30)
Other liabilities	(438)
Total identifiable net assets acquired	(85)
Goodwill	6,919
Total	6,834

The Group has completed valuations necessary to assess the fair values of the assets acquired and liabilities assumed, resulting from which the amount of goodwill was determined and recognized as of the acquisition date.

As a result of the acquisition, the Group is expected to expand its business to overseas securities services and other investment services. It also expects to reduce costs through economy of scale. The goodwill arising from the acquisition is primarily attributable to the synergies and economy of scale, and is not amortizable for income tax purposes.

(3)   Acquisition of Forthright Group in 2017

On December 29, 2017, the Group acquired 100% of the shares of Forthright Financial Holdings Company Limited and its subsidiaries (collectively, the “Forthright Group”) from one of the Company’s Founding Shareholders. The operation results of Forthright Group have been included in the consolidated financial statements since acquisition date. Forthright Group mainly engages in providing securities brokerage and advisory services through its wholly-owned subsidiary, Forthright Securities, a Type 1 and Type 4 licensed entity incorporated in Hong Kong. A cash consideration of RMB 12.81 million has been transferred to acquire the business. The following table summarizes the consideration paid for Forthright Group and the estimated aggregate fair values of the assets acquired and liabilities assumed as of the date of acquisition.

Consideration
Cash	12,806

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	58,380
Entrusted bank balances held on behalf of customers	150,452
Equipment and leasehold improvements	1,488
Intangible assets	416
Accounts receivable	9,600
Other assets	4,578
Accounts payable	(149,872)
Accrued employee benefits	(2,649)
Other liabilities	(76,147)
Total identifiable net assets acquired	(3,754)
Goodwill	16,560
Total	12,806

The Group has completed valuations necessary to assess the fair values of the tangible and intangible assets, acquired and liabilities assumed, resulting from which the amount of goodwill was determined and recognized as of the acquisition date. The acquired intangible asset is the securities trading right in the Stock Exchange of Hong Kong, which has indefinite useful life.

As a result of the acquisition, the Group is expected to expand its business to overseas securities services and other investment services. It also expects to reduce costs through economy of scale. The goodwill arising from the acquisition is primarily attributable to the synergies and economy of scale, and is not amortizable for income tax purpose.

(4)   Acquisition of Sina Shi Jin (formerly known as Sina Cai Dao) in 2017

On July 31, 2017, the Group acquired 51% of the shares of Sina Shi Jin, formerly known as Sina Cai Dao. The operation results of Sina Shi Jin have been included in the consolidated financial statements since acquisition date. Sina Shi Jin mainly engages in providing securities advisory services and securities information platform services. A cash consideration of RMB 18.49 million has been transferred to acquire the business. The following table summarizes the consideration paid for Sina Shi Jin and the estimated aggregate fair values of the assets acquired and liabilities assumed as of the date of acquisition.

Consideration
Cash	18,488

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	8,908
Equipment and leasehold improvements	96
Deferred tax assets	2,446
Short-term investments	20,000
Other assets	7
Accounts payable	(2,621)
Accrued employee benefits	(379)
Other liabilities	(34)
Total identifiable net assets acquired	28,423
Non-controlling interest	(17,762)
Goodwill	7,827
Total	18,488

The Group has completed valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed, resulting from which the amount of goodwill was determined and recognized as of the acquisition date.

As a result of the acquisition, the Group is expected to expand our services to individual investors seeking investments in securities, wealth management, futures and gold products. It also expects to reduce costs through economy of scale. The goodwill arising from the acquisition is primarily attributable to the synergies and economy of scale, and is not amortizable for income tax purpose.

(5)   Other acquisitions in 2017

The Group also completed other business combinations during 2017, including Forthright International, Chun Da, Yuan Shi, Tian Xi, Xu Liang and Bo Zhong. The results of the acquired entities’ operations have been included in the Group’s consolidated financial statements since their respective dates of acquisition.

The Group completed the valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed and the fair value of non-controlling interests, resulting from which the amount of goodwill was determined and recognized as of the respective acquisition dates. The acquired intangible assets consist mainly the securities investment advisory license of RMB 68.75 million (indefinite-lived intangible assets). As a result of the acquisition, the Group expected to complement its existing businesses and achieve synergies. The goodwill arising from the acquisitions is primarily attributable to the synergies and economy of scale, and is not amortizable for income tax purpose.

The following table summarizes the estimated aggregate fair values of the assets acquired, liabilities assumed and the non-controlling interests as of the respective dates of acquisition:

Consideration
Cash	97,836

Recognized amounts of identifiable assets acquired
and liabilities assumed
Cash	18,508
Accounts receivable	104,096
Equipment and leasehold improvements	4,943
Intangible assets	68,745
Deferred tax assets	10,736
Short-term investments	5,000
Goodwill	766
Other assets	3,398
Accounts payable	(108,104)
Income tax payable	(4,721)
Accrued employee benefits	(735)
Other liabilities	(5,947)
Total identifiable net assets acquired	96,685
Non-controlling interest	(4,945)
Goodwill	6,096
Total	97,836